Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid concession approval fees	$ 6	$ 79
Prepaid for procurement of advertising equipment	65	51
Prepaid for rent of advertising spaces	207
Rental deposits and other receivables	521	143
Total prepaid expenses and other current assets	$ 799	$ 273